COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 30 – COMMITMENTS AND CONTINGENCIES

The Company is subject to periodic legal or administrative proceedings in the ordinary course of business. The Company does not have any pending legal or administrative proceeding to which the Company is a party that will have a material effect on its business or financial condition.

Currently the Canadian Revenue Authorities (“CRA”) is asserting that the Company owes additional taxes for the domicile move from Canada to the Bahamas.  The Company disputes this allegation and is currently contesting the matter with the CRA.  No resolution has been reached as of today’s date.